Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

April 1, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:         Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
PIA BBB Bond Fund (S000005064)
PIA MBS Bond Fund (S000005067)
PIA High Yield (MACS) Fund (S000029825)
PIA High Yield Fund (S000029824)
PIA Short-Term Securities Fund (S000005065)
PIA Short Duration Bond Fund (S000038165)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, PIA BBB Bond Fund, PIA MBS Bond Fund, PIA High Yield (MACS) Fund, PIA High Yield Fund, PIA Short-Term Securities Fund and PIA Short Duration Bond Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 29, 2016, and filed electronically as Post-Effective Amendment No. 708 to the Trust’s Registration Statement on Form N‑1A on March 24, 2016.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust